Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Summary of trade and other receivables

	2017 £m	2016 £m

Trade receivables	3,306	2,696

Loans and other receivables	1,214	1,619

Prepayments and accrued income	289	168

	4,809	4,483

Current	4,053	3,884

Non-current	756	599

	4,809	4,483

Summary of trade and other receivables reported in balance sheet net of allowances

Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2017 £m	2016 £m

Gross trade and other receivables	4,894	4,570

Allowance account	(85)	(87)

Net trade and other receivables per balance sheet	4,809	4,483

Summary of movements in allowance account

The movements in the allowance account are as follows:

	2017 £m	2016 £m

1 January	87	51

Differences on exchange	4	11

Provided in the year	16	26

Amounts reversed during the year	(22)	(1)

31 December	85	87

Summary of aged analysis of trade receivables

The aged analysis of these trade receivables is as follows:

	2017 £m	2016 £m

Less than three months	147	39

Between three and six months	12	11

Between six months and one year	20	7

Greater than one year	10	3